Shareholders Equity - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) Vote shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨) shares
Number of votes for each share held | Vote	1
Number of shares issued			160,903,244
Dividend distribution, threshold percentage of paid-up capital	10.00%
General reserve	₨ 160,950	$ 2,121	₨ 160,950
Minimum obligatory reserve as a percentage of outstanding debentures	25.00%
Retained earnings	₨ 316,229	$ 4,168	₨ 274,231
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Number of shares issued	8,693,406	8,693,406	12,193,159
Sub-judice [member]
Number of shares issued	305,832	305,832	308,232
Debenture Redemption Reserve [member]
Retained earnings	₨ 0	$ 0	₨ 5,835
Preference share redemption reserve [member]
Retained earnings	30,869	407
Capital reserve [member]
Retained earnings	₨ 183,680	$ 2,421	₨ 182,697
American depository shares [member]
Number of shares issued			40,225,811